Long-term loans receivable	12 Months Ended
Dec. 31, 2023
Long Term Loans Receivable [Abstract]
Long-Term Loans Receivable
9.	Long-Term Loans Receivable
In January 2020, the Group entered into a three-year loan agreement with a third-party supplier of key
U
AV components with a principal amount of RMB52,000 and an interest rate of 3% per annum. The use of the loan proceeds is limited to expanding the supplier’s production capacity. This long-term loan can be repaid by the borrower at any time. The outstanding loan balance was guaranteed by the borrower’s sole shareholder and his spouse and would mature in January 2023. In 2020, RMB40,000 of the loan’s principal was repaid by the borrower. In March 2023, the Group entered into a supplementary agreement with the borrower to extend the term of the outstanding loan of RMB12,000 as follows: (1) RMB2,000 of the outstanding amount is extended to September 30, 2023. (2) RMB2,000 of the outstanding amount is extended to December 31, 2023.
(3) RMB8,000 of the outstanding amount is extended to March 9, 2025. In 2023, RMB
1,700
(US$
239
) was repaid by the borrower in cash. In addition, the Group and the borrower entered into supplemental agreements to offset RMB
5,800
(US$
817
) with the Group’s accounts payable to the borrower. As of December 31, 2023, the Group has an outstanding loan balance of RMB
4,500
(US$
634
) and current expected credit losses of RMB
285
(US$
40
).
In March 2020, the Group provided a
two-year
loan to a third-party entity with a principal amount of EUR243 (equivalent to RMB1,900) and an interest rate of 3.5% per annum. In March 2022, the Group entered into a supplementary agreement with the third-party entity to extend the term of the loan by two years. The use of the loan proceeds is limited to assisting the Group in applying necessary permits from a European country’s aviation authority for the commercial operations of
U
AVs in this country. RMB
2,163
(US$
305
) matures within one
year
was reclassified to current assets in prepayments and other current assets (Note 7).
For the years ended December 31, 2021, 2022 and 2023, the Group recognized interest income of RMB418, RMB423 and RMB74 (US$10) from the long-term loans receivable, respectively.